REVENUES (Revenues by Product) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥) MWh	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues		¥ 35,129,458,616	$ 5,383,825,075	¥ 29,746,287,759	¥ 25,042,613,341
Sales of solar modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues		32,556,394,365		28,344,380,913	23,887,476,533
Sales of solar Projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 1,197,700,000	1,197,712,617		0	93,451,309
Quantity of solar modules sold | MWh	155
Sales of silicon wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues		452,141,442		913,702,864	567,241,687
Sales of solar cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues		344,509,546		282,407,099	291,232,876
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues		100,516,599		50,054,371	0
Other Solar Material [Member]
Operating Revenue By Product Type [Line Items]
Revenues		¥ 478,184,047		¥ 155,742,512	¥ 203,210,936